Issued Capital (Details Narrative) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Oct. 29, 2024 shares $ / shares	Oct. 17, 2024 shares $ / shares	Aug. 08, 2023 USD ($)	Apr. 30, 2025 CAD ($) shares $ / shares	Apr. 30, 2024 CAD ($)	Aug. 29, 2024 USD ($)
Statement Line Items [Line Items]
Common shares issued				0
Number Of Share Options Granted In Share based Payment Arrangement				391,500
Number Of Class Of Warrants Exercised				13,020,036
Share based compensation expenses | $				$ 784	$ 738
Share Option [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement	17,000	374,500
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 4	$ 3.92
Weighted average fair value of the share options granted | $ / shares				$ 2.12
Award vesting percentage	25.00%
Long Term Incentive Plan [Member]
Statement Line Items [Line Items]
Common shares issued				10,775,285
Grant value of common shares | $				$ 100,000
Number Of Share Options Granted In Share based Payment Arrangement				2,317,500
Number Of Common Shares Remain Available For Future Issuance				8,505,235
Long Term Incentive Plan [Member] | Non Executive Director | Top of range [member]
Statement Line Items [Line Items]
Percentage of common shares issued and outstanding				3.00%
Long Term Incentive Plan [Member] | Any Participant and at Any Time Together [Member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of common shares issued and outstanding				5.00%
Long Term Incentive Plan [Member] | Any one-year Period and at Any Given Time Together [Member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of common shares issued and outstanding				10.00%
Long Term Incentive Plan [Member] | Any Twelve Month Period to Any One Consultant [Member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of common shares issued and outstanding				2.00%
2023 Distribution Agreement [Member]
Statement Line Items [Line Items]
Proceeds From Sale Of Shares | $			$ 40
Agreement termination date			Sep. 01, 2024
2024 Distribution Agreement [Member]
Statement Line Items [Line Items]
Proceeds From Sale Of Shares | $						$ 39